UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 147.2%
		Aerospace & Defense: 2.4%
11,850,000		Avolon Holdings Limited ,Term Loan B-2, 3.960%, 03/20/22	$12,024,491	1.4
2,104,725		DigitalGlobe Inc. ,Term Loan B, 3.960%, 01/15/24	2,115,249	0.3
1,525,000		GEO , Term Loan B, 3.460%, 03/21/24	1,528,176	0.2
2,336,522		Transdigm, Inc., Term Loan F (Rolled), 4.210%, 06/09/23	2,343,459	0.3
2,000,000		US Airways Group, Inc. ,Term Loan B1, 3.710%, 12/09/23	2,006,072	0.2
			20,017,447	2.4

		Air Transport: 0.3%
2,220,000		United Airlines, Inc. , Term Loan, 3.460%, 03/29/24	2,232,488	0.3

		Automotive: 5.5%
3,170,000		American Axle & Manufacturing, Inc. , Term Loan B, 3.460%, 04/06/24	3,166,830	0.4
1,965,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.210%, 11/03/21	1,988,924	0.2
69,545	(1)	Caliber Collision, Delayed Draw Term Loan, 4.210%, 01/31/24	70,125	0.0
695,455		Caliber Collision, First Lien Term Loan, 4.210%, 01/31/24	701,250	0.1
2,932,763		Dealer Tire, LLC, Term Loan B, 4.960%, 12/22/21	2,962,548	0.3
4,310,747		Dynacast International LLC,First Lien Term Loan, 4.460%, 01/28/22	4,332,301	0.5
2,065,314		Federal-Mogul Corporation, Term Loan C, 4.960%, 04/15/21	2,071,339	0.2
EUR 1,200,000		Gates Global LLC , Euro Term Loan, 4.710%, 03/30/24	1,363,465	0.2
8,397,269		Gates Global LLC , USD Term Loan, 4.460%, 03/30/24	8,443,849	1.0
2,475,000		KAR Auction Services, Inc., Term Loan B-3, 4.710%, 03/09/23	2,492,773	0.3
1,649,363		Key Safety Systems, Inc., First Lien Term Loan, 5.710%, 08/29/21	1,662,421	0.2
2,325,000	(2)	Lumileds , Term Loan B, 5.710%, 03/15/24	2,362,781	0.3
300,000		NN, Inc. , IncrementalTerm Loan, 4.960%, 04/01/21	300,000	0.0
3,020,811		NN, Inc., Upsized Term Loan B, 5.460%, 10/19/22	3,021,282	0.4

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
4,556,471		Service King, Upsized Term Loan B, 3.960%, 08/18/21	4,577,832	0.5
3,373,625		TI Group Automotive Systems, L.L.C.,Term Loan B, 3.960%, 06/30/22	3,398,927	0.4
3,000,000	(2)	Truck Hero, Inc. , First Lien Term Loan, 5.210%, 05/15/24	2,983,125	0.4
1,025,000	(2)	Truck Hero, Inc. , Second Lien Term Loan, 9.460%, 05/15/25	1,019,875	0.1
			46,919,647	5.5

		Beverage & Tobacco: 0.1%
EUR 1,060,557		Jacobs Douwe Egberts , Term B-5 EUR Loans, 3.210%, 07/02/22	1,208,183	0.1

		Building & Development: 3.7%
4,435,000		American Builders & Contractors Supply Co., Inc. , Term Loan B, 3.710%, 10/31/23	4,463,335	0.5
1,470,000	(2)	Doosan Bobcat, Inc. , Term Loan B, 3.960%, 05/10/24	1,481,714	0.2
5,243,000		Forterra Finance, LLC , First Lien Term Loan, 4.210%, 10/31/23	4,931,697	0.6
1,920,188		Henry Company LLC, Term Loan B, 5.710%, 10/05/23	1,946,590	0.2
760,000	(2)	Installed Building Products , Term Loan B, 4.210%, 04/03/24	764,038	0.1
1,755,448		Minimax Viking GmbH ,Facility B1B Loan, 3.960%, 08/16/23	1,779,585	0.2
2,594,646		NCI Building Systems, Inc., Term Loan, 4.210%, 06/24/22	2,605,673	0.3
4,937,625		Quikrete Holdings, Term Loan B, 3.960%, 11/15/23	4,936,391	0.6
858,945		Ventia Service (fka Leighton), Upsized Term Loan B, 4.710%, 05/21/22	867,535	0.1
2,294,250		Wilsonart LLC ,Term Loan B, 4.710%, 12/19/23	2,314,038	0.3
EUR 1,800,000		Xella ,EUR TLB, 5.210%, 02/02/24	2,045,092	0.2
2,880,774		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 4.210%, 06/14/21	2,918,584	0.4
			31,054,272	3.7

		Business Equipment & Services: 11.8%
5,223,345		Acosta, Inc., New Term Loan B, 4.460%, 09/26/21	4,889,271	0.6
9,988,429		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.460%, 07/23/21	9,889,794	1.2
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.710%, 07/25/22	2,849,250	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
4,700,000		AlixPartners, LLP , Term Loan B, 4.210%, 04/07/24	4,734,075	0.6
1,930,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.460%, 07/17/20	1,944,475	0.2
1,500,000		Array Canada Inc. ,Senior Secured Term Loan, 6.210%, 02/10/23	1,489,687	0.2
1,243,750		Clarivate (f/k/a Thomson Reuters Intellectual Property & Science) , First Lien Term Loan, 4.710%, 10/03/23	1,251,913	0.1
7,310,130		Coinmach Service Corp., Upsized Term Loan, 4.460%, 11/14/19	7,316,987	0.9
1,300,000		Cyxtera Technologies, Inc. , First Lien Term Loan, 4.210%, 05/01/24	1,311,531	0.2
1,815,875		Document Technologies, Inc., Term Loan B, 6.460%, 10/01/23	1,785,989	0.2
EUR 1,085,000		Equinix Inc. ,Term Loan B Euro, 4.460%, 12/07/23	1,232,546	0.1
1,680,000		EVO Payments ,1L, 6.210%, 12/22/23	1,701,788	0.2
1,800,000	(2)	First American Payment Systems , 1L Term Loan, 6.960%, 01/15/24	1,820,250	0.2
3,646,971		First Data Corporation , Term Loan 2024, 3.710%, 04/21/24	3,671,362	0.4
3,504,433		First Data Corporation ,New 2022 1L, 4.210%, 07/10/22	3,531,029	0.4
EUR 1,482,447		Foncia Groupe SAS , Term Loan B, 4.710%, 07/28/23	1,687,049	0.2
1,180,000	(2)	Garda World Security Corp. , US Term Facility, 5.210%, 05/16/24	1,184,670	0.1
EUR 1,293,508		ION Trading Technologies Limited, Tranche B-1 Euro Term Loan, 4.210%, 07/31/23	1,471,982	0.2
3,047,821		iQor, First Lien Term Loan, 6.210%, 04/01/21	3,045,916	0.4
1,976,440		iQor, Second Lien Term Loan, 9.960%, 04/01/22	1,897,382	0.2
5,737,206		KinderCare Education, LLC (fka Knowledge Universe Education, LLC) , Upsized First Lien Term Loan, 4.960%, 08/13/22	5,774,859	0.7
1,846,703		Learning Care Group, Term Loan, 5.210%, 05/05/21	1,877,866	0.2
3,098,339		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,134,165	0.4
2,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	2,013,334	0.2
579,000	(2)	MCS AMS Sub-Holdings LLC , 1L Term Loan, 5.960%, 05/30/24	587,685	0.1
550,000	(2)	Misys , Term Loan 2nd lien USD, 8.460%, 04/30/25	561,114	0.1

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
EUR 1,750,000	(2)	Misys , Term Loan B EURO, 4.460%, 04/30/24	1,996,087	0.2
4,595,000	(2)	Misys , Term Loan B USD, 4.710%, 04/30/24	4,615,117	0.5
440,000	(2)	Neustar, Inc. , 2nd Lien Term Loan, 9.210%, 02/28/25	445,133	0.1
2,100,000	(2)	Neustar, Inc. , Term Loan B-2, 4.960%, 03/01/24	2,127,235	0.3
2,535,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.710%, 07/30/21	1,901,250	0.2
2,476,870		Solera Management, USD Term Loan B, 4.460%, 03/03/23	2,496,616	0.3
4,572,031		SourceHOV, First Lien Term Loan, 7.960%, 10/31/19	4,341,523	0.5
2,300,000		SourceHOV, Second Lien Term Loan, 11.710%, 04/30/20	2,045,563	0.2
1,960,000		SurveyMonkey.com, LLC , Term Loan, 5.710%, 04/12/24	1,969,800	0.2
139,101		Wash Multi-Family Services, CAD First Lien Term Loan, 4.460%, 05/26/22	139,101	0.0
794,273		Wash Multi-Family Services, USD First Lien Term Loan, 4.460%, 05/14/22	794,273	0.1
5,061,814		West Corp ,Term Loan B-12, 3.710%, 06/17/23	5,075,734	0.6
			100,603,401	11.8

		Cable & Satellite Television: 3.3%
3,990,000		CSC Holdings, Inc. (Cablevision) , TLB, 3.460%, 07/15/25	3,993,116	0.5
106,462		Liberty Cablevision of Puerto Rico LLC., First Lien Term Loan Facility, 4.710%, 01/07/22	105,985	0.0
3,040,000		RCN Grande Cable ,TLB, 4.210%, 02/01/24	3,051,400	0.4
1,347,500		Suddenlink Communications (aka Cequel Communications, LLC) , New Term Loan B, 3.460%, 07/25/25	1,348,848	0.2
1,791,011		Telesat Canada , Term Loan B, 4.210%, 11/17/23	1,810,413	0.2
2,750,000		UPC Financing Partnership ,Term Loan AP, 3.960%, 04/15/25	2,765,469	0.3
EUR 965,000		UPC Financing Partnership, Term Loan AO, 4.210%, 01/15/26	1,095,098	0.1
4,500,000		Virgin Media Investment Holdings Limited ,Term Loan I, 3.960%, 01/31/25	4,524,376	0.5
902,977		WaveDivision Holdings LLC,New Term Loan B, 3.960%, 10/15/19	906,223	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
7,960,000		Wideopenwest Finance, LLC, 2016 Term Loan B, 4.710%, 08/18/23	8,015,720	1.0
			27,616,648	3.3

		Chemicals & Plastics: 6.5%
EUR 1,243,750		Allnex S.a.r.l. (Monarch), Term Loan B-1 facility, 4.460%, 09/13/23	1,412,496	0.2
1,206,945		Allnex S.a.r.l. (Monarch), Term Loan B-2 Facility, 4.460%, 09/13/23	1,209,962	0.1
909,300		Allnex S.a.r.l. (Monarch), Term Loan B-3 Facility, 4.460%, 09/13/23	911,574	0.1
804,000		Atotech ,Term Loan B-1 USD, 4.210%, 01/31/24	809,628	0.1
6,000,000		Avantor Performance Materials , First Lien Term Loan, 5.210%, 03/10/24	6,048,750	0.7
350,000		Avantor Performance Materials , Second Lien Term Loan, 9.460%, 03/10/25	356,855	0.0
1,745,000	(2)	Axalta Coating Systems (fka DuPont Performance Coatings) , Term Loan B USD, 3.210%, 06/15/24	1,755,688	0.2
3,220,741		Emerald Performance Materials LLC, First Lien Term Loan, 4.710%, 08/01/21	3,251,338	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 8.960%, 08/01/22	1,001,667	0.1
1,178,276		Flint Group Holdings S.A.R.L., Second Lien, 8.460%, 09/05/22	1,154,711	0.1
3,806,921		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.210%, 09/07/21	3,790,266	0.4
629,329		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.210%, 09/07/21	621,984	0.1
2,985,000		Huntsman International LLC ,2016 Term Loan B, 4.210%, 04/01/23	3,009,850	0.4
4,924,911		Ineos US Finance LLC , TLB USD '22, 3.960%, 03/31/22	4,964,541	0.6
EUR 1,935,399		Inovyn Finance plc , Term Loan B, 3.960%, 05/05/24	2,202,439	0.3
4,159,624		Kraton Polymers LLC ,Term Loan Facility, 5.210%, 01/06/22	4,219,190	0.5
1,945,425		MacDermid, Inc. (a.k.a Platform Specialty Products Corp) , USD Term Loan B6, 4.210%, 06/07/23	1,961,231	0.2
EUR 825,000		Novacap, EUR Term Loan B, 5.460%, 04/28/23	939,738	0.1
1,627,664		Orion Engineered Carbons, Term Loan B USD, 3.710%, 07/25/21	1,633,768	0.2
EUR 500,000		Parex Group , TL B, 4.710%, 03/15/24	567,379	0.1

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
759,272		PQ Corporation, Dollar Term Loan, 5.460%, 11/04/22	768,361	0.1
2,440,356		Royal Adhesives & Sealants , First Lien Term Loan, 4.460%, 06/19/22	2,464,150	0.3
179,310		Royal Adhesives & Sealants,Second Lien Term Loan, 8.710%, 06/19/23	179,759	0.0
3,575,568		Solenis International, L.P., USD First Lien Term Loan, 4.460%, 07/31/21	3,595,123	0.4
3,528,118		Styrolution Group GmbH , New USD facility, 3.960%, 03/30/24	3,539,143	0.4
2,976,804		Tronox Pigments (Netherlands) BV, Term Loan, 4.710%, 03/19/20	3,003,417	0.4
			55,373,008	6.5

		Clothing/Textiles: 0.7%
4,888,066		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 4.710%, 12/10/21	4,923,963	0.6
673,816		Vince, LLC, Term Loan, 6.210%, 11/27/19	613,173	0.1
			5,537,136	0.7

		Conglomerates: 0.5%
2,510,682		Jason Incorporated, First Lien Term Loan, 5.710%, 06/30/21	2,303,551	0.3
599,932		Jason Incorporated, Second Lien Term Loan, 9.210%, 06/30/22	464,948	0.0
1,843,311		Waterpik, First Lien, 5.960%, 07/08/20	1,854,831	0.2
			4,623,330	0.5

		Containers & Glass Products: 4.7%
2,375,000	(2)	Albea S.A , USD TLB, 4.960%, 04/22/24	2,380,937	0.3
5,630,520		Berlin Packaging, LLC, First Lien Term Loan, 4.710%, 10/01/21	5,662,192	0.7
630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.960%, 09/30/22	635,906	0.1
1,000,000		Berry Plastics Corporation , Term L Loan, 3.460%, 01/06/21	1,006,875	0.1
800,000		Berry Plastics Corporation ,Term J Loan, 3.710%, 01/18/24	806,389	0.1
1,260,000		Bway Holding Company , Term Loan B, 4.460%, 04/07/24	1,259,324	0.1
900,000	(2)	Consolidated Container Company LLC , Term Loan, 4.710%, 05/22/24	908,062	0.1
2,251,593		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.460%, 06/30/21	2,268,762	0.3
2,144,625		Milacron LLC ,Term Loan, 4.210%, 09/28/23	2,154,008	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
2,730,000		Novolex (aka Flex Acquisition Company, Inc) ,First Lien Term Loan, 4.460%, 12/29/23	2,749,110	0.3
2,594,500		Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.210%, 11/18/23	2,639,364	0.3
460,000		Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.710%, 11/18/24	466,900	0.1
6,739,385		Reynolds Group Holdings Inc ,USD Term Loan, 4.210%, 02/04/23	6,780,475	0.8
4,563,616		SIG Combibloc Group AG, USD Term Loan, 4.210%, 03/10/22	4,597,843	0.5
2,063,351		TricorBraun ,First Lien Term Loan, 4.960%, 11/30/23	2,087,854	0.2
206,852	(1)	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 4.960%, 11/30/23	209,309	0.0
EUR 3,000,000		Verallia SA, Term Loan B2, 4.960%, 08/01/22	3,393,918	0.4
			40,007,228	4.7

		Cosmetics/Toiletries: 0.6%
5,340,669		Revlon Consumer Products Corporation, Term Loan B 2016, 4.710%, 09/07/23	5,117,028	0.6

		Diversified Insurance: 7.1%
6,005,000		Acrisure, LLC, Term Loan, 6.210%, 11/22/23	6,071,620	0.7
6,882,468		Alliant Holdings, I, LLC,Term Loan B, 4.460%, 08/14/22	6,914,444	0.8
3,890,250		AmWINS Group, Inc. , First Lien Term Loan, 3.960%, 01/25/24	3,901,193	0.5
500,000	(2)	AmWINS Group, Inc. , Second Lien Term Loan, 7.960%, 01/25/25	511,250	0.1
6,005,619		Applied Systems Inc., First Lien Term Loan, 4.460%, 01/25/21	6,051,910	0.7
1,890,671		Applied Systems Inc., Second Lien Term Loan, 7.710%, 01/24/22	1,910,366	0.2
3,908,272		AssuredPartners, Inc. , First Lien Term Loan, 4.710%, 10/22/22	3,916,577	0.5
2,360,000		CCC Information Services Group, Inc. , First Lien Term Loan, 4.210%, 04/27/24	2,357,418	0.3
190,000		CCC Information Services Group, Inc. , Second Lien Term Loan, 7.960%, 04/27/25	194,750	0.0
9,617,107		Hub International Limited, Term Loan B, 4.210%, 10/02/20	9,683,263	1.1

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Diversified Insurance: (continued)
4,688,250		National Financial Partners Corp. ,Term Loan, 4.710%, 01/08/24	4,730,444	0.5
3,268,606		Sedgwick Holdings, Inc., First Lien Term Loan, 3.960%, 02/28/21	3,284,269	0.4
5,900,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.960%, 02/28/22	5,934,415	0.7
3,435,000	(2)	USI, Inc. , Term Loan B, 4.210%, 05/16/24	3,429,848	0.4
1,574,500		Vertafore, Inc. ,Term Loan B, 4.460%, 06/17/23	1,579,543	0.2
			60,471,310	7.1

		Drugs: 1.5%
2,322,365		Alvogen Pharma U.S., Term Loan B, 6.210%, 04/02/22	2,302,044	0.3
6,000,000		Endo LLC , Term B, 5.210%, 04/24/24	6,076,878	0.7
1,200,000		Horizon Pharma, Inc. , Term B, 4.960%, 03/23/24	1,204,125	0.2
992,628		Prestige Brands ,B-4, 3.960%, 01/26/24	1,001,520	0.1
1,925,000	(2)	RPI Finance Trust , B-6, 3.210%, 04/17/23	1,934,625	0.2
			12,519,192	1.5

		Ecological Services & Equipment: 1.3%
4,971,149		4L Holdings Inc., Term Loan B, 5.710%, 05/08/20	4,766,089	0.6
6,145,695		Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.) ,Term Loan B, 3.960%, 11/10/23	6,198,370	0.7
			10,964,459	1.3

		Electronics/Electrical: 18.5%
2,325,000		Aptean Holdings, Inc. , First Lien Term Loan, 6.210%, 12/22/22	2,343,407	0.3
EUR 493,750		Avast Software B.V. , Term Loan Euro, 4.710%, 09/30/23	561,864	0.1
4,157,375		Avast Software B.V. , Term Loan USD, 4.460%, 09/30/23	4,206,744	0.5
EUR 1,652,920		BMC Software, Inc. , Euro Term Loan, 5.710%, 09/10/22	1,873,825	0.2
6,041,871		BMC Software, Inc. , U.S. Term Loan, 5.210%, 09/10/22	6,079,270	0.7
1,115,170		Cavium, Inc. , Term Loan B, 3.460%, 08/16/22	1,120,745	0.1
4,526,780		Compuware Corporation ,Term Loan B-3, 5.460%, 12/15/21	4,555,475	0.5
14,681,317		Dell International LLC , Term Loan B, 3.710%, 09/07/23	14,781,576	1.7
4,492,200		Dell Software Group, Term Loan B, 7.210%, 10/31/22	4,578,769	0.5
2,162,157		ECI, Term Loan B, 5.960%, 05/28/21	2,179,724	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
761,959		Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.210%, 06/01/22	762,793	0.1
4,381,265		Epicor Software Corporation, Term Loan B, 4.960%, 06/01/22	4,385,375	0.5
1,460,976		Eze Castle Software, Inc. ,1st Lien Term Loan, 4.210%, 04/04/20	1,471,933	0.2
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.710%, 04/05/21	980,216	0.1
6,500,000		Go Daddy Operating Company, LLC ,Term Loan, 3.710%, 02/15/24	6,528,437	0.8
EUR 1,995,000		Greeneden U.S. Holdings II, L.L.C. , EUR Term Loan B, 5.210%, 12/01/23	2,275,259	0.3
1,152,189		Greeneden U.S. Holdings II, L.L.C. ,USD Term Loan, 5.210%, 12/01/23	1,161,839	0.1
5,739,079		Hyland Software, Inc. , First Lien Term Loan, 4.460%, 07/01/22	5,773,755	0.7
EUR 1,185,000		Infor (US), Inc. ,EUR Term Loan, 3.960%, 02/01/22	1,344,688	0.2
6,008,432		Informatica Corporation,Term Loan B, 4.710%, 08/05/22	6,007,807	0.7
4,488,750		JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.710%, 10/12/23	4,528,027	0.5
6,184,500		Kronos Incorporated , First Lien Term Loan, 4.710%, 11/01/23	6,248,683	0.7
1,333,125		Linxens , Term Loan B-3 USD, 4.710%, 10/14/22	1,330,625	0.2
EUR 410,000		Linxens, Term Loan B-4 EUR, 4.960%, 10/16/22	467,712	0.1
2,677,540		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.210%, 05/08/21	2,679,213	0.3
675,000		MaxLinear , Term Loan B, 3.710%, 04/12/24	679,641	0.1
759,682	(2)	Micro Focus , MA Finance Co USD Term Loan, 3.960%, 04/18/24	759,112	0.1
5,130,318	(2)	Micro Focus , Seattle Term Loan, 3.960%, 04/19/24	5,126,471	0.6
1,364,688		Micron Technology, Inc., Term Loan B, 3.710%, 04/26/22	1,380,365	0.2
1,275,000		Navico Inc. , First Lien Term Loan, 6.960%, 03/15/23	1,275,000	0.1
EUR 382,671		Oberthur Technologies ,Term Loan B1 EUR, 4.960%, 12/15/23	434,945	0.0
396,842		Oberthur Technologies ,Term Loan B1 USD, 4.960%, 01/10/24	398,330	0.0
643,158	(1)	Oberthur Technologies, Term Loan B2, 4.960%, 12/14/23	645,570	0.1

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
EUR 617,329	(1)	Oberthur Technologies, Term Loan B2, 4.960%, 12/15/23	701,657	0.1
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.960%, 05/25/21	578,354	0.1
3,063,669		ON Semiconductor Corporation , Term Loan B, 3.460%, 03/31/23	3,082,051	0.4
1,266,195		Optiv Security, Inc. (f.k.a. Accuvant Inc.) , First Lien Term Loan, 4.460%, 02/01/24	1,254,587	0.1
4,039,875		Rackspace Hosting, Term Loan B, 4.710%, 11/03/23	4,068,489	0.5
4,830,102		Riverbed Technology, Inc., First Lien Term Loan, 4.460%, 04/24/22	4,774,633	0.6
986,133		Rovi Solutions Corporation, Term Loan B, 3.710%, 07/02/21	989,831	0.1
1,197,000		Sabre Inc. ,Term B Facility, 3.960%, 02/16/24	1,209,568	0.1
4,834,179		Skillsoft Corp., First Lien Term Loan, 5.960%, 04/28/21	4,583,406	0.5
7,051,826		SolarWinds Holdings, Inc. ,Term Loan, 4.710%, 02/05/23	7,095,463	0.8
4,611,355		Synchronoss Technologies, Inc. , First Lien Term Loan, 3.960%, 01/23/24	4,353,119	0.5
3,797,368		TTM Technologies, Term Loan B, 5.460%, 05/31/21	3,868,569	0.5
4,870,800		Veritas Technologies Corporation, USD Term Loan B-1, 6.835%, 01/27/23	4,881,759	0.6
9,131,115		Western Digital , USD Term Loan B-2, 3.960%, 04/29/23	9,229,558	1.1
2,394,000		Tessera Technologies, Term Loan B, 4.460%, 12/01/23	2,422,429	0.3
4,801,859		Zebra Technologies, Term Loan B, 3.710%, 10/27/21	4,847,890	0.6
			156,868,558	18.5

		Equity REITs and REOCs: 0.8%
2,100,000		Capital Automotive L.P. , 1L Term Loan, 4.710%, 03/25/24	2,121,437	0.3
2,045,000		Capital Automotive L.P. , 2L Term Loan, 7.210%, 03/24/25	2,082,706	0.2
2,353,190		ESH Hospitality, Inc. , TLB, 3.710%, 08/30/23	2,371,469	0.3
			6,575,612	0.8

		Financial Intermediaries: 2.7%
3,647,968		Duff & Phelps, Add On Term Loan B, 4.960%, 04/23/20	3,680,472	0.4
1,955,000		Duff & Phelps, Add On Term Loan B1, 4.960%, 04/23/20	1,973,328	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: (continued)
6,912,500		First Eagle Investment Management, Inc. , Term Loan B, 4.710%, 12/01/22	7,016,187	0.8
768,000	(2)	Focus Financial Partners , 1L Term Loan, 4.460%, 05/17/24	775,680	0.1
5,340,000		LPL Holdings, Inc. , Term Loan B, 3.710%, 03/15/24	5,375,879	0.6
1,140,000		TaxAct / HD Vest , Term Loan B, 4.960%, 04/19/24	1,147,838	0.2
2,984,638		Trans Union LLC ,Term B2, 3.710%, 04/09/23	3,018,216	0.4
			22,987,600	2.7

		Food Products: 4.1%
3,889,379		Advance Pierre Foods, First Lien Term Loan, 7.000%, 06/02/23	3,898,294	0.4
1,547,474		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,557,146	0.2
2,393,891		Atrium Innovations, Inc., USD First Lien Term Loan, 4.710%, 02/15/21	2,411,845	0.3
3,369,088		CSM Bakery Supplies, First Lien Term Loan, 5.210%, 07/03/20	3,171,154	0.4
2,999,063		Del Monte Foods Consumer Products, Inc., First Lien, 4.460%, 02/18/21	2,567,947	0.3
3,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.460%, 08/18/21	2,571,500	0.3
1,590,000		Dole Food Company, Inc. , Term Loan B, 4.210%, 04/04/24	1,598,659	0.2
4,643,843		Hostess ,Term Loan, 4.210%, 08/03/22	4,679,252	0.5
6,000,000		JBS USA, Inc. (FKA Swift) ,Term Loan B, 3.710%, 10/30/22	5,928,750	0.7
1,390,000		Nomad Foods Ltd , Term Loan B USD, 3.960%, 04/21/24	1,398,398	0.2
1,770,000		NPC International , First Lien Term Loan, 4.710%, 03/30/24	1,785,488	0.2
605,000		NPC International , Second Lien Term Loan, 8.710%, 03/28/25	611,806	0.1
2,370,000	(2)	Post Holdings, Inc. , 1l Term Loan, 3.460%, 05/16/24	2,385,659	0.3
			34,565,898	4.1

		Food Service: 2.1%
3,697,550		CEC Entertainment, Inc., First Lien Term Loan, 4.210%, 02/14/21	3,692,351	0.5
1,975,385		Landry's Restaurants, Term Loan, 3.960%, 10/04/23	1,978,059	0.3
1,922,564		Manitowoc Foodservice, Inc., Term Loan B, 4.210%, 03/03/23	1,944,193	0.2

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Service: (continued)
1,981,685		P.F. Chang's China Bistro, Inc., Term Loan, 4.460%, 06/30/19	1,969,299	0.2
4,373,192		Restaurant Brands International (F.K.A. Burger King Corporation) , TL B, 3.460%, 02/16/24	4,381,847	0.5
3,473,750		US Foods, Inc., Term Loan B, 3.960%, 06/27/23	3,508,227	0.4
			17,473,976	2.1

		Food/Drug Retailers: 2.1%
4,485,378		Albertsons LLC ,Term Loan B4, 4.210%, 08/15/21	4,507,813	0.5
1,516,200		Albertsons LLC ,Term Loan B6, 4.460%, 06/22/23	1,525,563	0.2
1,596,000		NBTY, Inc. ,USD Term Loan B, 4.710%, 05/05/23	1,598,194	0.2
2,435,050		Portillo Restaurant Group (The), First Lien Term Loan, 5.710%, 08/04/21	2,457,879	0.3
3,132,150		Save-A-Lot ,Term Loan B, 7.210%, 12/05/23	3,096,913	0.4
1,950,000		Smart & Final Stores, Extended Term Loan B, 4.710%, 11/15/22	1,920,142	0.2
2,880,438		Supervalu, Term Loan, 5.710%, 03/21/19	2,893,821	0.3
			18,000,325	2.1

		Forest Products: 0.2%
1,637,625		Blount International, Inc., Term Loan B USD, 6.210%, 04/12/23	1,665,260	0.2

		Health Care: 16.6%
4,117,572		Acadia, New Term Loan B, 3.960%, 02/16/23	4,158,747	0.5
7,820,762		Air Medical Group Holdings, Inc., Term Loan B, 4.460%, 04/28/22	7,754,426	0.9
2,375,000	(2)	Air Methods , Term Loan B, 4.710%, 04/17/24	2,364,609	0.3
1,007,437		Aspen Dental Management, Inc., Term Loan B, 4.960%, 04/30/22	1,017,511	0.1
992,500		ATI Physical Therapy, First Lien Term Loan, 5.710%, 05/10/23	1,004,700	0.1
2,447,784		CareCore National, LLC, Term Loan B, 5.710%, 03/05/21	2,478,381	0.3
3,959,960		Catalent Pharma Solutions, Inc., USD Term Loan, 3.960%, 05/20/21	4,009,047	0.5
7,450,000		Change Healthcare, Inc. ,Term B, 3.960%, 02/28/24	7,482,594	0.9
4,061,481		CHG Medical Staffing, Inc., First Lien Term Loan, 4.960%, 06/07/23	4,097,653	0.5
6,309,295		CHS/Community Health Systems, Inc., Term Loan H, 4.210%, 01/27/21	6,317,207	0.8
1,614,363		Concentra Inc, Term Loan B, 4.210%, 06/01/22	1,623,928	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
977,444		Correct Care Solutions, First Lien Term Loan, 5.210%, 07/22/21	845,489	0.1
4,315,484		Connolly / iHealth Technologies, New First Lien Term Loan B, 3.710%, 09/28/23	4,331,667	0.5
3,654,368		DJO Finance LLC, First Lien Term Loan, 4.460%, 06/08/20	3,621,822	0.4
3,416,438		Envision Healthcare Corporation, Tranche C, 4.210%, 12/01/23	3,456,475	0.4
2,104,438		ExamWorks Group, Inc. ,Term B, 4.460%, 07/27/23	2,123,511	0.3
1,686,785		Greenway Health LLC , Term B, 5.960%, 02/17/24	1,696,624	0.2
4,400,000		Grifols S.A ,Term Loan B, 3.460%, 01/31/25	4,416,324	0.5
3,487,458		Healogics, Inc., First Lien Term Loan, 5.460%, 07/01/21	2,667,905	0.3
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.210%, 07/01/22	1,825,000	0.2
6,242,870		Iasis Healthcare LLC , B-3, 5.250%, 02/17/21	6,299,449	0.8
2,413,950		inVentiv Health Inc., Term Loan B, 4.960%, 11/09/23	2,430,114	0.3
5,320,000		Kinetic Concepts, Inc. ,USD Term B, 4.460%, 02/03/24	5,278,993	0.6
3,110,274		Multiplan, Inc, First Lien Term Loan, 4.960%, 06/07/23	3,129,713	0.4
737,500	(2)	NVA Holdings, Inc. , Delayed Draw Incremental TLB-2, 4.710%, 08/14/21	741,188	0.1
3,890,644	(2)	NVA Holdings, Inc. ,TLB-2, 4.710%, 08/14/21	3,934,414	0.5
2,250,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.960%, 08/28/22	2,205,000	0.3
4,437,141		Pharmaceutical Product Development, Inc.,Term Loan B, 4.460%, 08/18/22	4,450,084	0.5
1,981,455		Precyse, First Lien Term Loan, 5.710%, 10/20/22	1,990,951	0.2
1,147,125		Press Ganey, First Lien Term Loan, 4.460%, 10/01/23	1,151,069	0.1
225,000		Press Ganey, Second Lien Term Loan, 8.460%, 10/01/24	230,484	0.0
3,176,000		Prospect Medical Holdings, Inc., Term Loan B, 7.210%, 06/30/22	3,233,486	0.4
2,886,585		Schumacher Group, First Lien Term Loan, 5.210%, 07/31/22	2,901,468	0.3
3,375,000		Select Medical Corporation ,Term B, 4.710%, 03/06/24	3,408,048	0.4
5,201,625		Sivantos (Siemens Audiology) , Term Loan B USD, 4.210%, 01/17/22	5,258,521	0.6
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
5,351,125	Sterigenics International LLC , Term Loan B, 4.210%, 05/15/22	5,331,058	0.6
5,736,135	Surgery Center Holdings, Inc., First Lien Term Loan, 4.960%, 11/03/20	5,770,196	0.7
3,215,000	Team Health, Inc. ,Term B, 3.960%, 01/25/24	3,209,374	0.4
940,000	Tecomet , Term B, 4.960%, 04/28/24	947,050	0.1
6,917,462	U.S. Renal Care, Inc., First Lien Term Loan, 5.460%, 12/30/22	6,767,872	0.8
2,653,026	Valeant Pharmaceuticals International, Inc., First Lien Term Loan, 5.960%, 04/01/22	2,699,276	0.3
1,891,684	Vizient, Inc. , B-3, 4.710%, 02/13/23	1,918,483	0.2
		140,579,911	16.6

	Home Furnishings: 1.6%
2,873,012	ADT fka Protection One, Inc. ,Upsized Term Loan B, 4.460%, 05/02/22	2,900,716	0.4
3,282,188	Hillman Group (The), Inc., Term Loan B, 4.710%, 06/30/21	3,308,855	0.4
7,082,250	Serta Simmons Bedding, LLC, First Lien Term Loan, 4.710%, 11/08/23	7,122,088	0.8
		13,331,659	1.6

	Industrial Equipment: 4.0%
2,256,452	Accudyne Industries LLC, Term Loan, 4.210%, 12/13/19	2,250,529	0.3
3,384,195	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,310,869	0.4
844,523	CeramTec GmbH, Dollar Term Loan B-1, 3.960%, 08/30/20	853,760	0.1
101,616	CeramTec GmbH, Dollar Term Loan B-2, 3.960%, 08/30/20	102,728	0.0
256,987	CeramTec GmbH, Dollar Term Loan B-3, 3.960%, 08/30/20	259,798	0.0
2,332,584	Columbus McKinnon Corporation , First Lien Term Loan, 4.210%, 01/31/24	2,358,826	0.3
2,647,542	Filtration Group Corporation, First Lien Term Loan, 4.460%, 11/30/20	2,672,088	0.3
5,126,966	Gardner Denver, Inc., Term Loan B USD, 4.460%, 07/30/20	5,155,164	0.6
1,194,000	Global Brass and Copper, Inc., Term Loan B, 5.460%, 07/18/23	1,210,388	0.1
1,264,980	Kenan Advantage Group, Inc.,Term Loan B, 4.210%, 07/31/22	1,267,510	0.2
384,684	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.210%, 07/31/22	385,454	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
770,398	MKS Instruments ,Term Loan B, 3.960%, 05/01/23	778,825	0.1
6,171,650	Rexnord Corporation / RBS Global, Inc. ,First Lien Term Loan, 3.960%, 08/21/23	6,204,822	0.7
700,000	Terex Corporation ,Term Loan, 3.710%, 01/31/24	705,104	0.1
4,374,847	Vertiv Group Corporation , Term Loan B, 5.210%, 11/30/23	4,417,230	0.5
1,867,373	WTG Holdings III Corp., First Lien Term Loan, 4.960%, 01/15/21	1,879,044	0.2
		33,812,139	4.0

	Leisure Goods/Activities/Movies: 4.6%
7,293,750	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.960%, 05/28/21	7,273,998	0.9
5,749,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.460%, 02/01/24	5,764,941	0.7
300,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.960%, 08/08/22	302,437	0.0
4,200,000	Equinox Holdings, Inc. , First Lien Term Loan B, 4.460%, 03/10/24	4,247,250	0.5
350,000	Equinox Holdings, Inc. , Second Lien Term Loan B, 8.210%, 09/06/24	357,000	0.0
7,154,129	Fitness International, LLC., Term Loan B, 5.460%, 07/01/20	7,258,457	0.9
1,732,434	Life Time Fitness ,Upsized Term Loan B, 4.210%, 06/10/22	1,740,478	0.2
EUR 1,329,668	NEP/NCP Holdco, Inc ,EUR Term Loan, 4.710%, 11/17/23	1,516,086	0.2
2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	2,067,946	0.2
4,733,275	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	4,749,051	0.6
1,007,152	SRAM, LLC , First Lien Term Loan, 4.710%, 03/13/24	1,010,300	0.1
1,766,125	UFC Holdings (fka Zuffa), First Lien Term Loan, 4.460%, 08/18/23	1,778,424	0.2
1,247,400	Winnebago, Term Loan B, 5.710%, 11/08/23	1,260,654	0.1
		39,327,022	4.6

	Lodging & Casinos: 5.5%
9,748,978	Amaya Gaming Group Inc. , USD Term Loan, 4.710%, 08/01/21	9,789,348	1.1
1,689,251	American Casino and Entertainment Properties LLC ,Term Loan, 4.460%, 07/07/22	1,704,032	0.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
3,183,086		Aristocrat Leisure Limited , Term Loan B, 3.460%, 10/20/21	3,219,654	0.4
950,000		Caesars Growth Properties Holdings, LLC , TLB, 3.960%, 05/08/21	957,125	0.1
2,725,000		CityCenter Holdings, LLC , TLB, 3.710%, 04/10/24	2,739,761	0.3
2,425,000		Eldorado Resorts, Inc. , TLB, 6.250%, 04/17/24	2,422,728	0.3
2,645,000	(2)	Global Cash Access, Inc. , Term Loan B, 5.710%, 04/28/24	2,657,675	0.3
1,349,146		Golden Nugget, Inc., Delayed Draw Term Loan, 4.710%, 11/21/19	1,370,648	0.1
3,148,006		Golden Nugget, Inc., Term Loan, 4.710%, 11/21/19	3,198,179	0.4
790,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	794,937	0.1
3,410,806		La Quinta, First Lien Term Loan, 3.960%, 04/14/21	3,438,498	0.4
5,724,455	(2)	Scientific Games International, Inc. ,Term Loan B-3, 5.210%, 10/01/21	5,818,073	0.7
5,761,487		Station Casinos LLC, Term Loan, 3.710%, 06/08/23	5,773,489	0.7
3,181,897		Twin River Management Group, Inc., Term Loan B, 4.710%, 07/10/20	3,214,712	0.4
			47,098,859	5.5

		Nonferrous Metals/Minerals: 0.5%
3,932,836		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.710%, 09/05/19	3,837,791	0.5

		Oil & Gas: 2.5%
3,456,471		Energy Transfer Equity, L.P. ,New Term Loan, 3.960%, 02/02/24	3,460,791	0.4
5,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.960%, 04/16/21	4,520,517	0.5
6,542,700		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.710%, 06/18/20	3,822,029	0.5
1,900,000		Limetree Bay Terminals ,Term Loan, 6.210%, 02/15/24	1,926,125	0.2
4,247,671		MEG Energy Corp. , Term Loan, 4.710%, 12/31/23	4,245,679	0.5
2,317,591		Southcross Energy Partners, L.P., Term Loan, 5.460%, 08/04/21	2,100,317	0.3
382,699	&	Southcross Holdings L.P., Exit Term Loan, 1.210%, 04/13/23	347,937	0.0
735,000		Summit Midstream Partners , Term Loan, 7.210%, 05/15/22	749,700	0.1
			21,173,095	2.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Property & Casualty Insurance: 0.3%
2,493,750		BroadStreet Partners, Inc., Term Loan B, 5.460%, 11/08/23	2,531,545	0.3

		Publishing: 1.7%
1,379,525		Cengage Learning Acquisition, Inc., Term Loan B, 5.460%, 06/07/23	1,302,912	0.1
5,962,462		McGraw Hill Global Education, Term Loan B, 5.210%, 05/04/22	5,905,819	0.7
3,338,025		Merrill Communications, LLC,New First Lien Term Loan, 6.460%, 06/01/22	3,350,543	0.4
1,307,686	&	Nelson Canada, 10% Reinstated First Lien Term Loan, 1.210%, 10/01/20	686,535	0.1
3,119,751		Tribune Company ,Term Loan C, 4.210%, 01/27/24	3,145,585	0.4
249,681		Tribune Company,Term Loan B, 4.210%, 12/27/20	251,084	0.0
			14,642,478	1.7

		Radio & Television: 3.8%
3,790,039		CBS Radio, Inc., Term Loan B, 4.710%, 10/17/23	3,828,394	0.5
6,122,611		Cumulus Media Holdings Inc., Term Loan, 4.460%, 12/23/20	4,890,436	0.6
2,773,050		Learfield Communications, Inc ,First Lien Term Loan, 4.460%, 12/01/23	2,809,446	0.3
3,240,000		Lions Gate Entertainment Corp, New Term Loan B, 4.210%, 12/08/23	3,261,465	0.4
415,069		Nexstar Broadcasting, Inc., New Term Loan B - Mission, 4.210%, 01/17/24	418,182	0.0
4,236,567		Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 4.210%, 01/17/24	4,268,342	0.5
13,116,340		Univision Communications, Inc. , Term Loan C5, 3.960%, 03/15/24	13,026,165	1.5
			32,502,430	3.8

		Retailers (Except Food & Drug): 9.2%
1,296,542		Abercrombie & Fitch Management Co., Term Loan B, 4.960%, 08/09/21	1,273,852	0.2
1,626,165		Academy Ltd.,Term Loan, 5.210%, 07/01/22	1,314,145	0.2
EUR 3,909,551		Action Holding B.V., Term Loan B, 4.710%, 02/15/22	4,465,903	0.5
5,543,520		Ascena Retail Group, Inc.,Term Loan B, 5.710%, 08/21/22	4,785,904	0.6
1,475,000		Bass Pro Group, LLC, Asset Sale Facility, 5.960%, 06/08/18	1,493,438	0.2
4,443,081		Belk, First Lien Term Loan, 5.960%, 12/12/22	3,861,779	0.5
6,270,000		BJs Wholesale Club ,1L Term Loan B, 4.960%, 01/31/24	6,263,843	0.7
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
1,250,000	BJs Wholesale Club ,2L Term Loan B, 8.710%, 01/31/25	1,267,969	0.1
4,558,448	FullBeauty Brands (fka OneStopPlus), First Lien Term Loan, 5.960%, 10/14/22	3,491,010	0.4
2,895,433	General Nutrition Centers, Inc. ,Term Loan B, 3.710%, 03/04/19	2,632,672	0.3
5,538,085	Harbor Freight Tools USA, Inc., Term Loan B, 4.460%, 08/15/23	5,545,390	0.7
4,835,700	Jo-Ann Stores, Inc., Term Loan B, 6.210%, 10/15/23	4,852,828	0.6
1,979,592	Lands' End, Inc., Term Loan B, 4.460%, 04/04/21	1,712,347	0.2
2,781,025	Leslies Poolmart, Inc., Term Loan B, 4.960%, 08/16/23	2,798,406	0.3
4,870,429	Men's Wearhouse, Term Loan, 4.710%, 06/18/21	4,639,084	0.5
738,098	National Vision, Inc., First Lien Term Loan, 4.210%, 03/13/21	740,404	0.1
3,227,787	Neiman Marcus Group, Inc, Term Loan, 4.460%, 10/25/20	2,545,917	0.3
4,165,271	Party City Holdings Inc, Term Loan B, 4.210%, 08/19/22	4,173,081	0.5
5,727,500	Petco Animal Supplies, Inc. ,TLB-1, 4.460%, 01/26/23	5,346,621	0.6
12,749,899	PetSmart, Inc., Term Loan B, 4.210%, 03/11/22	12,285,063	1.4
3,158,258	Savers, Term Loan B, 5.000%, 07/09/19	2,908,229	0.3
		78,397,885	9.2

	Surface Transport: 1.6%
2,153,538	Goodpack Ltd., First Lien Term Loan, 4.960%, 09/09/21	2,134,694	0.2
2,992,405	Navistar Inc. ,Term Loan B, 5.210%, 08/07/20	3,047,265	0.4
2,380,797	OSG Bulk Ships, Inc., First Lien Term Loan, 5.460%, 08/05/19	2,348,061	0.3
686,263	Quality Distribution, First Lien Term Loan, 5.960%, 08/18/22	654,523	0.1
745,000	V.Group ,TL B, 4.210%, 03/11/24	745,931	0.1
4,532,357	XPO Logistics , Term Loan B, 3.460%, 10/31/21	4,568,258	0.5
		13,498,732	1.6

	Telecommunications: 10.4%
3,250,000	Altice International S.A. , USD TLB, 3.960%, 07/15/25	3,252,369	0.4
3,333,095	Aricent Group, 2015 Upsized First Lien Term Loan, 5.710%, 04/14/21	3,343,164	0.4
4,802,183	Asurion, LLC , Replacement B-5 Term Loan, 4.210%, 11/03/23	4,829,945	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
1,000,595		Asurion, LLC ,Replacement B-2 Term Loan, 4.460%, 07/08/20	1,005,911	0.1
6,546,039		Asurion, LLC ,Replacement B-4 Term Loan, 4.460%, 08/04/22	6,595,134	0.8
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.710%, 03/03/21	1,772,605	0.2
5,770,000	(2)	CenturyLink , TLB, 3.960%, 01/31/25	5,762,274	0.7
2,000,000	(2)	Consolidated Communications, Inc. ,Incremental Term Loan, 4.210%, 10/05/23	2,013,000	0.2
3,203,900		Consolidated Communications, Inc., Term Loan B, 4.210%, 10/05/23	3,229,531	0.4
557,107		Encompass Digital Media, Inc., First Lien, 5.710%, 06/05/21	537,608	0.1
1,522,395		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,524,774	0.2
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,697,875	0.2
4,672,619		Lightower Fiber Networks, First Lien Term Loan, 4.460%, 04/13/20	4,701,337	0.5
EUR 1,000,000		SFR Group SA (Numericable) , EUR Term Loan B11, 4.210%, 07/30/25	1,132,564	0.1
4,800,000		SFR Group SA (Numericable) , USD Term Loan B11, 3.960%, 07/30/25	4,798,714	0.6
3,940,200		SFR Group SA (Numericable), Term Loan B10 USD, 4.460%, 01/14/25	3,950,051	0.5
5,155,000		Sprint Communications ,Term Loan B, 3.710%, 02/03/24	5,168,810	0.6
4,931,015		Syniverse Holdings, Inc., Initial Term Loan, 4.210%, 04/23/19	4,724,529	0.5
EUR 1,000,000		Telenet Group Holding NV , EUR Term Loan AH, 4.210%, 03/31/26	1,135,566	0.1
765,000	(2)	Telenet Group Holding NV , Incremental Term Loan AI, 3.960%, 06/30/25	769,303	0.1
3,485,000		Telenet Group Holding NV , USD Term Loan AI, 3.960%, 06/30/25	3,503,878	0.4
3,540,000		U.S. Telepacific Corp , Term Loan B, 6.210%, 04/17/23	3,524,513	0.4
9,923,944		Uniti Group Inc. (fka Communications Sales & Leasing) , Term Loan B, 4.210%, 10/24/22	9,956,147	1.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
5,706,643		Windstream Corporation, Term Loan B-6, 5.210%, 03/29/21	5,760,143	0.7
1,219,011		Zayo Group, LLC ,Term Loan B-2, 3.710%, 01/19/24	1,228,539	0.1
EUR 2,000,000		Ziggo N.V. ,EUR TLF, 4.210%, 04/15/25	2,271,208	0.3
			88,189,492	10.4

		Utilities: 4.4%
1,975,075		Aclara Technologies LLC, Term Loan, 6.960%, 08/15/23	2,007,170	0.2
997,462		Calpine Corp, Term Loan B-5, 3.960%, 01/15/24	997,930	0.1
2,964,975		Calpine Corp, Term Loan B-6, 3.960%, 01/15/23	2,964,050	0.4
2,942,625		Dayton Power and Light Company, Term Loan, 4.460%, 08/30/22	2,982,168	0.4
4,425,000		Dynegy Inc. ,Term Loan C, 4.460%, 02/07/24	4,419,469	0.5
3,377,243		TPF II Power, LLC, Term Loan, 5.210%, 10/02/23	3,378,087	0.4
2,335,000	(2)	Helix Gen LLC , Term Loan, 4.960%, 03/01/24	2,346,918	0.3
3,018,736		Linden Power Complex, Term Loan, 4.710%, 06/28/23	3,033,453	0.4
2,407,125		Longview Power, LLC, Term Loan, 7.210%, 04/13/21	1,943,753	0.2
2,348,200		MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.210%, 09/30/22	2,336,459	0.3
1,175,000		Nautilus Power, LLC , Term Loan, 5.210%, 05/01/24	1,168,391	0.1
1,580,000		RISEC, Term Loan, 5.960%, 12/19/22	1,574,075	0.2
1,974,000		Southeast PowerGen, LLC, Term Loan B, 4.710%, 12/02/21	1,914,780	0.2
5,279,625		Texas Competitive Electric Holdings Company LLC, Term Loan B, 3.960%, 08/04/23	5,251,907	0.6
1,207,143		Texas Competitive Electric Holdings Company LLC, Term Loan C, 3.960%, 08/04/23	1,200,805	0.1
			37,519,415	4.4

	Total Senior Loans (Cost $1,255,330,965)		1,248,844,459	147.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
178,416	@	Cengage Learning	802,872	0.1
60,946	@	Everyware Global, Inc.	441,858	0.1
205,396	@	Longview Power, LLC	188,348	0.0
75,853	@	Millennium Health LLC	104,753	0.0
209,262	@	Nelson Education Ltd.	18,834	0.0
407	@	Southcross Holdings G.P.	–	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
407	@ Southcross Holdings L.P. Class A	193,325	0.0
	Total Equities and Other Assets
	(Cost $9,241,741)	1,749,990	0.2

	Total Long-Term Investments
	(Cost $1,264,572,706)	1,250,594,449	147.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Loans: 0.1%
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.460%, 06/30/17
	(Cost $1,030,492)	1,035,955	0.1

	Total Short-Term Investments
	(Cost $1,030,492)	1,035,955	0.1

	Total Investments (Cost $1,265,603,198)	$1,251,630,404	147.5
	Liabilities in Excess of Other Assets	(402,782,571)	(47.5)
	Net Assets	$848,847,833	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro

Cost for federal income tax purposes is $1,265,623,265.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,074,043
Gross Unrealized Depreciation	(24,066,904)

Net Unrealized Depreciation	$(13,992,861)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Senior Loans	$–	$1,248,844,459	$–	$1,248,844,459
Equities and Other Assets	–	1,749,990	–	1,749,990
Short-Term Investments	–	1,035,955	–	1,035,955
Total Investments, at fair value	$–	$1,251,630,404	$–	$1,251,630,404
Other Financial Instruments+
Forward Foreign Currency Contracts	–	371	–	371
Total Assets	$–	$1,251,630,775	$–	$1,251,630,775
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(428,543)	$–	$(428,543)
Total Liabilities	$–	$(428,543)	$–	$(428,543)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2017, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	EU Euro	30,635,000	Sell	06/22/17	$34,023,997	$34,450,044	$(426,047)
State Street Bank and Trust Co.	EU Euro	1,005,000	Sell	06/22/17	1,130,526	1,130,155	371
State Street Bank and Trust Co.	EU Euro	500,000	Sell	06/22/17	559,770	562,266	(2,496)
							$(428,172)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$371
Total Asset Derivatives		$371

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$428,543
Total Liability Derivatives		$428,543

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

State Street Bank and Trust Co.
Assets:
Forward foreign currrency contracts	$371
Total Assets	$371

Liabilities:
Forward foreign currency contracts	$428,543
Total Liabilities	$428,543

Net OTC derivative instruments by counterparty, at fair value	$(428,172)

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$(428,172)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2017